Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment	$ 113,651	$ 97,427	[1]
Deferred tax asset	63	98	[1]
Total non-current assets	113,714	97,525	[1]
Inventories	11,092	9,427	[1]
Prepayments	2,350	866	[1]
Trade and other receivables	6,912	6,392	[1]
Cash and cash equivalents	9,383	11,187	[1]
Gold hedge	102		[1]
	29,839	27,872	[1]
Assets held for sale		296	[1]
Total current assets	29,839	28,168	[1]
Total assets	143,553	125,693	[1]
Equity and liabilities
Share capital	56,065	55,102	[1]
Reserves	140,730	142,790	[1]
Retained loss	(88,380)	(127,429)	[1]
Equity attributable to shareholders	108,415	70,463	[1]
Non-controlling interests	16,302	8,345	[1]
Total equity	124,717	78,808	[1],[2]
Liabilities
Provisions	3,346	3,309	[1]
Deferred tax liability	3,129	23,328	[1]
Loans and borrowings - long-term portion	1,942	5,960	[1]
Cash-settled share-based payments	540	2,090	[1]
Total non-current liabilities	8,957	34,687	[1]
Loans and borrowings - short-term portion	529
Trade and other payables	8,697	10,051	[1]
Income tax payable	163	1,538	[1]
Overdraft	490		[1]
	9,350	11,589	[1]
Liabilities associated with assets held for sale		609	[1]
Total current liabilities	9,350	12,198	[1]
Total liabilities	18,836	46,885	[1]
Total equity and liabilities	$ 143,553	$ 125,693	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.